Total
American Century Government Income Trust

American Century Government Income Trust Summary Prospectus and Prospectus Supplement Inflation-Adjusted Bond Fund
Supplement dated May 15, 2020 ■ Summary Prospectus and Prospectus dated August 1, 2019

The following replaces the Average Annual Total Returns table on page 5 of the summary prospectus and the prospectus:

Average Annual Total Returns For the calendar year ended December 31, 2018	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class Return Before Taxes	-2.51%	1.12%	3.05%	—	02/10/1997
Return After Taxes on Distributions	-3.66%	0.28%	2.11%	—	02/10/1997
Return After Taxes on Distributions and Sale of Fund Shares	-1.48%	0.50%	2.05%	—	02/10/1997
I Class[1] Return Before Taxes	-2.33%	1.21%	3.16%	—	04/10/2017
Y Class[1] Return Before Taxes	-2.23%	1.32%	3.26%	—	04/10/2017
A Class[2] Return Before Taxes	-7.08%	-0.05%	2.33%	—	06/15/1998
C Class[3] Return Before Taxes	-3.49%	0.13%	2.03%	—	03/01/2010
R Class[3] Return Before Taxes	-2.99%	0.63%	2.54%	—	03/01/2010
R5 Class Return Before Taxes	-2.23%	1.33%	3.27%	—	10/01/2002
R6 Class Return Before Taxes	-2.27%	—	—	-0.43%	07/28/2017
G Class Return Before Taxes	-1.98%	—	—	-0.18%	07/28/2017
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (reflects no deduction for fees, expenses or taxes)	-1.26%	1.69%	3.64%

[1] Historical performance for the I and Y Classes prior to their inception is based on the performance of R5 Class shares. I and Y Class performance has been adjusted to reflect differences in expenses between classes, if applicable.
[2] Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.
[3] Historical performance for the C and R Classes prior to their inception is based on the performance of Investor Class shares. C and R Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.

American Century Government Income Trust | INFLATION-ADJUSTED BOND FUND
Inflation-Adjusted Bond Fund
Average Annual Total Returns For the calendar year ended December 31, 2018
Average Annual Total Returns - American Century Government Income Trust - INFLATION-ADJUSTED BOND FUND		Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (reflects no deduction for fees, expenses or taxes)		Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (reflects no deduction for fees, expenses or taxes)	(1.26%)	1.69%	3.64%
INVESTOR CLASS		Investor Class Return Before Taxes	(2.51%)	1.12%	3.05%		Feb. 10, 1997
INVESTOR CLASS | After Taxes on Distributions		Return After Taxes on Distributions	(3.66%)	0.28%	2.11%		Feb. 10, 1997
INVESTOR CLASS | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	(1.48%)	0.50%	2.05%		Feb. 10, 1997
I CLASS	[1]	I Class Return Before Taxes	(2.33%)	1.21%	3.16%		Apr. 10, 2017
Y CLASS	[1]	Y Class Return Before Taxes	(2.23%)	1.32%	3.26%		Apr. 10, 2017
A CLASS	[2]	A Class Return Before Taxes	(7.08%)	(0.05%)	2.33%		Jun. 15, 1998
C CLASS	[3]	C Class Return Before Taxes	(3.49%)	0.13%	2.03%		Mar. 01, 2010
R CLASS	[3]	R Class Return Before Taxes	(2.99%)	0.63%	2.54%		Mar. 01, 2010
R5 CLASS		R5 Class Return Before Taxes	(2.23%)	1.33%	3.27%		Oct. 01, 2002
R6 CLASS		R6 Class Return Before Taxes	(2.27%)			(0.43%)	Jul. 28, 2017
G CLASS		G Class Return Before Taxes	(1.98%)			(0.18%)	Jul. 28, 2017
[1]	Historical performance for the I and Y Classes prior to their inception is based on the performance of R5 Class shares. I and Y Class performance has been adjusted to reflect differences in expenses between classes, if applicable.
[2]	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.
[3]	Historical performance for the C and R Classes prior to their inception is based on the performance of Investor Class shares. C and R Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.